1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
ALLISON M FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

August 7, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: Goldman Sachs ETF Trust (File Nos. 811-23013 and 333-200933)

Ladies and Gentlemen:

Enclosed for filing on behalf of Goldman Sachs ETF Trust (the “Trust”), a newly-organized open-end management investment company, is Pre-Effective Amendment No. 2 to the Trust’s registration statement under the Securities Act of 1933, as amended and Amendment No. 2 to the Trust’s registration statement under the Investment Company Act of 1940, as amended on Form N-1A (the “Registration Statement”). This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the Securities and Exchange Commission staff in connection with its review of the registration statement; and (iii) making certain other changes to the Prospectus and Statement of Additional Information for the Trust.

Goldman Sachs Equity Long Short Hedge Tracker ETF, Goldman Sachs Event Driven Hedge Tracker ETF, Goldman Sachs Macro Hedge Tracker ETF, Goldman Sachs Multi-Strategy Hedge Tracker ETF and Goldman Sachs Relative Value Hedge Tracker ETF, which were included in Pre-Effective Amendment No. 1 to the Registration Statement, are not included in Pre-Effective Amendment No. 2.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Stephen H. Bier at 212.698.3889.

Sincerely,
/s/ Allison M. Fumai
Allison M. Fumai